Schedule of actuarial assumptions used for estimating defined benefit obligations (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Actuarial assumption of expected rates of salary increases		5.00%	5.00%
Retirement age (years)		65 years
Mortality table	[1]	IALM* (2012-14) Ultimate	IALM* (2012-14) Ultimate
From 31 to 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%	2.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Discount rate		6.68%	6.54%
Average expected future working life (years)		3 years 5 months 19 days	3 years 2 months 15 days
Retirement age (years)			60 years
Bottom of range [member] | Upto 30 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%	2.00%
Bottom of range [member] | Above 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%	2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Discount rate		7.80%	6.85%
Average expected future working life (years)		18 years 5 months 15 days	16 years 1 month 2 days
Retirement age (years)			65 years
Top of range [member] | Upto 30 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		39.00%	27.00%
Top of range [member] | From 31 to 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		30.00%	31.00%
Top of range [member] | Above 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		19.00%	31.00%

[1]	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.